Financial Instruments and Fair Value (Details) - USD ($)		12 Months Ended
	Jun. 20, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 09, 2026
Financial Instruments and Fair Value [Line Items]
Percentage of earnout payable		50.00%
Fair-value adjustments total charges		$ 56,372,000	$ 67,856,000
Operating income		993,000	$ (624,000)	$ (461,000)
Term of exact sciences warrants				5 years
Share price (in Dollars per share)				$ 3.94
Percentage of volatility				72.99%
Strike price (in Dollars per share)				$ 5.265
Financial liability				$ 2,200,000
Fair value amount		$ 6,800,000
SOFR [Member]
Financial Instruments and Fair Value [Line Items]
Variable interest rate		2.50%
OrbiMed [Member]
Financial Instruments and Fair Value [Line Items]
Variable interest rate		8.50%
ExoDx [Member]
Financial Instruments and Fair Value [Line Items]
Term of equal annual installments		4 years
Fair-value adjustments total charges		$ 500,000
Percentage of discount rates		17.49%
Increase (decrease) in the discount rate		1.50%
Decrease in fair value		$ (200,000)
Increase in fair value		200,000
GPS [Member]
Financial Instruments and Fair Value [Line Items]
Fair-value adjustments total charges		$ 9,800,000
Percentage of discount rates		17.49%
Increase (decrease) in the discount rate		1.50%
Decrease in fair value		$ (400,000)
Increase in fair value		400,000
Remaining earnout payment		54,500,000
Financial expense		10,100,000
Operating income		300,000
Fair value amount		49,100,000
Novio Gendix [Member]
Financial Instruments and Fair Value [Line Items]
Fair-value adjustments total charges		$ 0.6
Percentage of discount rates		20.76%
Operating income		$ 700,000
Financial income		100,000
Contingent consideration liability		$ 0
MDxHealth [Member]
Financial Instruments and Fair Value [Line Items]
Acquire shares				$ 1,000,000
Share price (in Dollars per share)	$ 2.67
Percentage of volatility	71.46%
Fair value amount	$ 1,100,000
2026 [Member] | GPS [Member]
Financial Instruments and Fair Value [Line Items]
Payment of earnout obligation					$ 15,000,000
2027 [Member] | GPS [Member]
Financial Instruments and Fair Value [Line Items]
Payment of earnout obligation					18,000,000
2028 [Member] | GPS [Member]
Financial Instruments and Fair Value [Line Items]
Payment of earnout obligation					$ 21,500,000